BASIS OF PREPARATION (Schedule of wholly owned subsidiaries included in these consolidated financial statements) (Details)	Jan. 31, 2022
320204 US Holdings Corp. [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%
320204 Oregon Holdings Corp. [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%
320204 Nevada Holdings Corp. [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%
320204 Re Holdings, LLC [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%
Eco Firma Farms LLC [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%
Silver State Cultivation LLC [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%
Silver State Relief LLC [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%
Swell Companies, LTD [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%
Megawood Enterprises Inc. [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%
Phantom Venture Group, LLC [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%
Phantom Brands, LLC [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%
Phantom Distribution, LLC [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%
63353 Bend, LLC [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%
20727-4 Bend, LLC [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%
4964 BFH, LLC [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%
Workforce Concepts 21, Inc. [Member]
Basis Of Presentation [Line Items]
Percentage Ownership	100.00%